Retirement And Other Benefit Plans (Schedule Of Expected Benefit Payments) (Details) (USD $) In Millions	Sep. 30, 2011
Pension Benefits [Member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
2012	$ 3.8
2013	4.3
2014	4.1
2015	4.3
2016	4.7
2017-2021	24.9
Expected Employer Contributions - 2012	7.3
Other Benefits [Member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
2012	0.1
2013	0.1
2014	0.1
2017-2021	0.3
Expected Employer Contributions - 2012	$ 0.1